SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net loss per common stock (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Numerator:
Net loss	$ (280,701)	$ (3,242,501)
Denominator:
Basic weighted average shares outstanding	3,981,054	12,741,219
Diluted weighted average shares outstanding	3,981,054	12,741,219
Basic net loss per share	$ (0.07)	$ (0.25)
Diluted net loss per share	$ (0.07)	$ (0.25)
Common Stock [Member]
Numerator:
Net loss	$ (280,701)	$ (3,242,501)
Denominator:
Basic weighted average shares outstanding	3,981,054	12,741,219
Diluted weighted average shares outstanding	3,981,054	12,741,219
Basic net loss per share	$ (0.07)	$ (0.25)
Diluted net loss per share	$ (0.07)	$ (0.25)